Hybrid Bonds (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of hybrid bonds
Hybrid bonds classified as equity as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	Type	Issuance date	Maturity(*1)	Annual interest rate(%)(*2)	December 31, 2023		December 31, 2022
Series 3 hybrid bonds	Unsecured subordinated bearer bond	June 5, 2023	June 5, 2083	4.95	~~W~~	400,000	—
Series 2-1 hybrid bonds	Unsecured subordinated bearer bond	June 7, 2018	June 7, 2078	3.70		—	300,000
Series 2-2 hybrid bonds	Unsecured subordinated bearer bond	June 7, 2018	June 7, 2078	3.65		—	100,000
Issuance costs						(1,491)	(1,241)

					~~W~~	398,509	398,759

The Parent Company redee
m
ed previously issued hybrid bonds and issued new ones for the year ended December 31, 2023. As there is no contractual obligation to deliver financial assets to the holders of hybrid bonds, the Parent Company classified the hybrid bonds as equity.
These are subordinated bonds which rank before common shares in the event of a liquidation or reorganization of the Parent Company.

(*1)	The Parent Company has a right to extend the maturity without any notice or announcement.
(*2)
Annual interest rate is determined as yield rate of 5-year national bond plus premium. According to the step-up clause, additional premium of 0.25% and 0.75%, respectively, after 10 years and 25 years from the issuance date are applied.